Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2025 and 2024:

	Year Ended
	Dec 31, 2025	Dec 31, 2024
Short-term benefits	5,891	4,326
Equity based compensation	7,639	6,372
Total compensation	13,530	10,698
Number of individuals included in the above amounts	15	14